Deutsche Asset
& Wealth Management
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Summary Prospectus | May 1, 2014




DWS RREEF Real Estate Securities Fund






 CLASS/Ticker    A   RRRAX    B   RRRBX    C   RRRCX    R   RRRSX    INST   RRRRX    S   RRREX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is long-term capital appreciation and current income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 39) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C           R        INST          S
                                ----------  ---------  ---------  ----------  ----------  ---------
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75     None       None        None        None       None
-------------------------------      ----     --         --          -           -          --
Maximum deferred sales
charge (load), as % of
redemption proceeds                None     4.00       1.00          None        None       None
-------------------------------    ------   ----       ----          -           -          --
Redemption/exchange fee on
shares owned less than 15
days, as % of redemption
proceeds                             2.00   2.00       2.00           2.00        2.00    2.00
-------------------------------    ------   ----       ----          -----       -----    ----
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20    $20        $20           None        None     $20
-------------------------------   -------   ----       ----          -----       -----    ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.39       0.39       0.39       0.39       0.39        0.39
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.25       0.99       1.00       0.49      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.32       0.41       0.29       0.38       0.23        0.38
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         0.96       1.79       1.68       1.26       0.62        0.77
----------------------------     ----       ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 667     $ 582     $ 271     $ 128     $63     $79
--       -----     -----     -----     -----     ---     ---
3          863       863       530       400     199     246
--       -----     -----     -----     -----     ---     ---
5        1,075     1,170       913       692     346     428
--       -----     -----     -----     -----     ---     ---
10       1,685     1,686     1,987     1,523     774     954
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 667     $ 182     $ 171     $ 128     $63     $79
--       -----     -----     -----     -----     ---     ---
3          863       563       530       400     199     246
--       -----     -----     -----     -----     ---     ---
5        1,075       970       913       692     346     428
--       -----     -----     -----     -----     ---     ---
10       1,685     1,686     1,987     1,523     774     954
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2013: 108%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.


The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.


MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.


In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



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                                           DWS RREEF Real Estate Securities Fund


                                                  SUMMARY PROSPECTUS May 1, 2014

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


ACTIVE TRADING RISK. The fund may trade actively. This could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2004       2005       2006        2007        2008       2009       2010     2011    2012       2013
  31.57      11.89      37.73       -15.89      -39.34     29.98      28.66    8.99    17.04      -0.44




Best Quarter: 32.06%, Q3 2009         Worst Quarter: -39.88%, Q4 2008
Year-to-Date as of 3/31/2014: 10.22%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS           1           5         10
                               INCEPTION        YEAR       YEARS      YEARS
                             -----------  ----------  ----------  ---------
CLASS A before tax            9/5/2002        -6.17       14.89       7.55
---------------------------  ---------       ------       -----       ----
  After tax on
  distributions                               -7.88       13.76       5.83
  After tax on distribu-
  tions and sale of fund
  shares                                      -3.13       12.53       5.79
---------------------------  ---------       ------       -----       ----
CLASS B before tax            9/5/2002        -4.04       15.26       7.33
---------------------------  ---------       ------       -----       ----
CLASS C before tax            9/5/2002        -1.16       15.47       7.41
---------------------------  ---------       ------       -----       ----
CLASS R before tax           10/1/2003        -0.74       15.93       7.91
---------------------------  ---------       ------       -----       ----
INST CLASS before tax        12/1/1999        -0.09       16.62       8.56
---------------------------  ---------       ------       -----       ----
CLASS S before tax            5/2/2005        -0.26       16.56       8.38
---------------------------  ---------       ------       -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    32.39        17.94       7.41
---------------------------  ---------       ------       -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees, expenses or taxes)                      2.47        16.73       8.40
---------------------------  ---------       ------       -----       ----

The Advisor believes the additional MSCI US REIT Index represents the fund's overall investment process.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

RREEF America L.L.C.


PORTFOLIO MANAGER(S)

JOHN F. ROBERTSON, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 1999.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.


JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

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                                           DWS RREEF Real Estate Securities Fund


                                                  SUMMARY PROSPECTUS May 1, 2014

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.


Institutional Class is generally closed to new investors. Unless you fit into one of the investor eligibility categories described in Choosing a Share Class in the prospectus, you may not invest in the Class.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


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                                           DWS RREEF Real Estate Securities Fund
                                        SUMMARY PROSPECTUS May 1, 2014 RREEF-SUM